Off-Balance Sheet Risk and Concentrations (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 program	Dec. 31, 2013 program
Risks and Uncertainties [Abstract]
Percentage of remibursable and investment fees concentrated in affiliated investment programs	56.00%	63.00%
Number of direct investment programs	4	1
Percentage of receivables from affiliated direct investment programs	84.00%	93.00%
Number of affiliate investment programs	2	3